CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Treasury stock, shares at cost	57,245	57,245	57,245
Class A common stock
Common stock, par value	0.01	0.01	0.01
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock , shares issued	1,500	1,500	1,500
Common stock, shares outstanding	1,500	1,500	1,500
Class B common stock
Common stock, par value
Common stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock , shares issued	239,893	239,893	239,893
Common stock, shares outstanding	182,648	182,648	182,648